PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Changes in Fair Value of Financial Instruments Classified in Level 3 (Details) - Level 3 - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in plan assets
Fair value of plan assets, beginning of year	$ 3,142	$ 2,769
Realized and unrealized gains	136	262
Purchases	138	203
Sales and disbursements	(139)	(92)
Fair value of plan assets, end of year	$ 3,277	$ 3,142